PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2010 USD ($)
Capital Leases Future Minimum Payments Due Abstract
2011	€ 81,145
2012	79,388
2013	64,154
2014	58,776
2015	51,051
Thereafter	144,125
Total minimum lease payments	478,639
Property Plant And Equipment Details [Abstract]
Land	214,575	207,926
Buildings	892,541	833,911
Leasehold improvements	244,506	225,058
Furniture Fittings Machinery And Vehicles	1,040,914	1,005,630
Total, at cost	2,392,536	2,272,525
Less: accumulated depreciation	1,170,547	1,077,823
Net book value	1,221,989	1,194,702		1,756,741
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 120,386	€ 110,296	€ 101,441